Offerings - Offering: 1	May 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	41,887,965
Proposed Maximum Offering Price per Unit	1.73
Maximum Aggregate Offering Price	$ 72,466,179.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,007.58
Offering Note	(A) Represents (i) 16,000,000 shares of common stock, par value $0.01 per share (the "Common Stock") of Sabre Corporation (the "Registrant") issuable in connection with equity awards under the Sabre Corporation 2026 Omnibus Incentive Compensation Plan (the "2026 Omnibus Plan"); (ii) 23,771,602 shares of Common Stock of the Registrant remaining available for issuance under the Sabre Corporation 2025 Omnibus Incentive Compensation Plan (the "2025 Omnibus Plan") that are not the subject of outstanding awards as of the effective date of the 2026 Omnibus Plan and which will now be issuable under the 2026 Omnibus Plan; (iii) 1,000,000 shares of Common Stock of the Registrant issuable in connection with equity awards under the Sabre Corporation 2026 Director Equity Compensation Plan (the "2026 Director Plan"); and (iv) 1,116,363 shares of Common Stock of the Registrant remaining available for issuance under the Sabre Corporation 2024 Director Equity Compensation Plan (the "2024 Director Plan") that are not the subject of outstanding awards as of the effective date of the 2026 Director Plan and which will now be issuable under the 2026 Director Plan. (B) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the applicable plan by reason of any stock dividend, stock split, recapitalization or other similar transaction affected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (C) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the $1.925 (high) and $1.80 (low) prices of the Common Stock of the Registrant as reported on NASDAQ on May 4, 2026.